SHORT-TERM DEBT FROM SHAREHOLDERS (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023	Jul. 31, 2022
ShortTermDebtFromShareholdersLineItems [Line Items]
Loan amount		$ 627
Interest rate			8.00%	8.00%
Accrued interest		67
Ronnie Hershman and Michael Gibber [Member]
ShortTermDebtFromShareholdersLineItems [Line Items]
Loan amount		$ 560		$ 500
Dr. Ronnie Hershman [Member]
ShortTermDebtFromShareholdersLineItems [Line Items]
Investments				284
Michael Gibber [Member]
ShortTermDebtFromShareholdersLineItems [Line Items]
Investments				$ 286
Mr Udi Gilboa [Member]
ShortTermDebtFromShareholdersLineItems [Line Items]
Loan amount			$ 60
Investments			11
Dr Dalia Megiddo [Member]
ShortTermDebtFromShareholdersLineItems [Line Items]
Loan amount			60
Investments			11
Dr Ronnie Hershman [Member]
ShortTermDebtFromShareholdersLineItems [Line Items]
Loan amount			60
Investments			$ 44